Employees - Summary of Staff Cost, Average and Number of Employees (Detail) Employees in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Employees	Dec. 31, 2019 EUR (€) Employees	Dec. 31, 2018 EUR (€) Employees
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries	€ (5,051)	€ (5,364)	€ (5,346)
Social security costs	(519)	(541)	(571)
Other pension costs	(419)	(334)	(439)
Share-based compensation costs	(108)	(151)	(196)
Gross staff costs	€ (6,097)	€ (6,390)	€ (6,552)
Average number of employees during the year | Employees	150	153	158
Asia/AMET/RUB [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	83	84	88
The Americas [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	38	40	40
Europe [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	29	29	30